GAIN FROM DEREGISTRATION OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Gain from deregistration of subsidiaries	$ 183	¥ 1,181	¥ 3,897	$ 205	¥ 1,325	¥ 3,897